Redeemable non-controlling interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Balance, beginning of period	$ 2,621
Initial fair value of redeemable non-controlling interest of acquired businesses	0	2,655
Comprehensive loss adjustments:
Net loss attributable to redeemable non-controlling interest	(1,237)	(282)
Other comprehensive loss attributable to redeemable non-controlling interest	(143)	170
Additional paid-in-capital adjustments:
Adjustment to redemption value	1,355	78
Balance, end of period	$ 2,596	$ 2,621